SEGMENT REPORTING (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 103,181	$ 100,046	$ 87,087
Americas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	50,573	60,123	40,070
EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	42,548	32,888	39,455
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	245	456	847
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 9,815	$ 6,579	$ 6,715